Income and expenses - Deferred tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Netting Of Deferred tax Asset	€ 1,798	€ 1,422	€ 2,388
Total deferred tax assets	3,523	2,797	1,186
Total deferred tax liabilities	(3,202)	(3,725)	(4,312)
Deferred income taxes	1,128	2,277	1,025
Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	5,320	4,220	3,574
Total deferred tax liabilities	(5,000)	(5,148)	(6,700)
Gross amount | Deferred tax asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes	1,877	3,623	4,580
Gross amount | Deferred tax asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes	(749)	(1,345)	(3,554)
Tax losses, patent and innovation income deduction, and other tax credits | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	3,263	3,199	3,134
Amortization development assets and other intangible assets | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	1,357	400	328
Depreciation property, plant & equipment | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	338	224	40
Leases | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	48	53	72
Other items | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	314	343
Total deferred tax liabilities	(27)
Property, plant & equipment | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	(541)	(569)	(274)
Intangible assets | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	(3,847)	(3,664)	(5,470)
Deferred income | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	(425)	(743)	(778)
Investment grants | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	€ (159)	€ (172)	€ (178)